Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 85,306	€ 102,523	€ 111,086
Italian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,401	35,482
Romanian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,626	21,372
Brazilian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,048	4,672
Chinese upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,654	4,257
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 26,577	€ 36,740